Expense Example - Ashmore Emerging Markets Total Return Fund	Institutional 1 year	Institutional 3 years	Institutional 5 years	Institutional 10 years	Class A 1 year	Class A 3 years	Class A 5 years	Class A 10 years	Class C 1 year	Class C 3 years	Class C 5 years	Class C 10 years
USD ($)	104	346	607	1,354	524	807	1,111	1,972	305	656	1,134	2,453